Document And Entity Information	May 12, 2026
Document Information [Line Items]
Entity, Registrant Name	Steele Bancorp, Inc.
Document, Type	8-K/A
Document, Period End Date	May 12, 2026
Entity, Incorporation, State or Country Code	PA
Entity, File Number	333-284191
Entity, Tax Identification Number	23-2362874
Entity, Address, Address Line One	250 East Chestnut Street
Entity, Address, City or Town	Mifflinburg
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	17844
City Area Code	570
Local Phone Number	966-1041
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 09-17-26
Amendment Flag	true
Entity, Central Index Key	0000779227